DBX ETF Trust | 1
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.8%
Australia — 2.2%
Fortescue Ltd.
13,723 135,916
Northern Star Resources Ltd.
37,445 505,570
(Cost $608,639)
641,486
Brazil — 4.2%
Petroleo Brasileiro SA -
Petrobras , ADR
23,155 267,209
Suzano SA, ADR
55,091 478,190
Vale SA
53,131 482,920
(Cost $1,356,345)
1,228,319
Canada — 16.2%
ARC Resources Ltd.
26,703 556,996
Canadian Natural Resources Ltd.
25,323 767,453
First Quantum Minerals Ltd. *
9,301 137,525
Franco-Nevada Corp.
1,700 285,821
Ivanhoe Mines Ltd., Class A *
25,214 194,934
Nutrien Ltd.
30,525 1,800,041
Suncor Energy, Inc.
5,247 186,189
Teck Resources Ltd., Class B
16,361 605,201
West Fraser Timber Co. Ltd.
2,817 207,134
(Cost $4,547,917)
4,741,294
China — 0.8%
Zijin Mining Group Co. Ltd.,
Class H
(Cost $237,000)
103,913 231,903
Finland — 5.8%
Stora Enso OYJ, Class R
57,024 576,544
UPM- Kymmene OYJ
40,133 1,111,233
(Cost $1,986,790)
1,687,777
France — 3.9%
TotalEnergies SE
(Cost $1,155,353)
19,327 1,133,472
India — 3.1%
Reliance Industries Ltd., GDR,
144A
(Cost $960,122)
13,889 913,896
Ireland — 3.3%
Smurfit WestRock PLC
18,479 800,695
Smurfit WestRock PLC
3,728 160,374
(Cost $1,022,378)
961,069
Japan — 1.3%
Nippon Steel Corp.
(Cost $375,085)
18,100 364,772
Singapore — 1.2%
Wilmar International Ltd.
(Cost $346,681)
149,159 352,772
South Africa — 2.5%
Gold Fields Ltd.
16,875 378,815
Number
of Shares Value $
Gold Fields Ltd., ADR
15,151 348,473
(Cost $555,838)
727,288
Switzerland — 6.1%
Amcor PLC
45,319 412,856
Glencore PLC *
283,953 1,085,210
SIG Group AG *
14,467 295,838
(Cost $2,157,313)
1,793,904
United Kingdom — 13.6%
Anglogold Ashanti PLC
4,736 207,484
Mondi PLC
34,581 562,176
Rio Tinto PLC
14,325 850,378
Shell PLC
71,355 2,357,053
(Cost $4,016,120)
3,977,091
United States — 33.6%
Alcoa Corp.
13,593 363,885
Bunge Global SA
2,645 206,707
CF Industries Holdings, Inc.
3,213 291,451
Chevron Corp.
2,977 406,956
Commercial Metals Co.
9,279 432,309
ConocoPhillips
584 49,844
Corteva , Inc.
15,510 1,098,108
Coterra Energy, Inc.
10,568 256,908
Darling Ingredients, Inc. *
13,464 419,538
Diamondback Energy, Inc.
3,867 520,305
Expand Energy Corp.
1,808 209,963
Exxon Mobil Corp.
17,564 1,796,797
Graphic Packaging Holding Co.
4,841 107,567
Gulfport Energy Corp. *
1,099 210,458
Ingredion, Inc.
3,188 443,515
International Paper Co. (a)
5,746 273,919
Mosaic Co.
11,897 429,958
Newmont Corp.
22,160 1,168,275
Steel Dynamics, Inc.
6,643 817,554
Weyerhaeuser Co. REIT
11,650 301,852
(Cost $9,912,533)
9,805,869
TOTAL COMMON STOCKS
(Cost $29,238,114)
28,560,912
SECURITIES LENDING
COLLATERAL — 0.8%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $217,795)
217,795 217,795
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $184,507)
184,507 184,507

2 | DBX ETF Trust
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
May 31, 2025 (Unaudited)
Securities are listed in country of domicile.
Number
of Shares Value $
TOTAL INVESTMENTS — 99.2%
(Cost $29,640,416)
28,963,214
Other assets and liabilities,
net — 0.8%
244,595
NET ASSETS — 100.0%
29,207,809
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
— 217,795 (d) — — — 328 — 217,795 217,795
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
— 9,403,244 (9,218,737) — — 5,346 — 184,507 184,507
— 9,621,039 (9,218,737) — — 5,674 — 402,302 402,302
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $204,986, which is 0.7% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025 the Xtrackers RREEF Global Natural Resources ETF had the following sector diversification:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NRES-PH3
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Oil, Gas & Consumable Fuels
9,633,500 33 .7
Metals & Mining
8,596,945 30 .1
Chemicals
3,619,558 12 .6
Paper & Forest Products
2,935,277 10 .3
Containers & Packaging
2,051,249 7 .2
Food Products
1,422,532 5 .0
Specialized REITs
301,851 1 .1
Total
28,560,912 100 .0
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 28,560,912 $ — $ — $ 28,560,912
Short-Term Investments (a)
402,302 — — 402,302
TOTAL
$ 28,963,214 $ — $ — $ 28,963,214
(a)
See Schedule of Investments for additional detailed categorizations.